16. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities, beginning	R$ 813,092
Additions	114,583
Accrued charges	54,678
Net utilization of reversal	(157,262)
Accrued liabilities, ending	825,091
Tax
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities, beginning	119,523
Additions	24,805
Accrued charges	6,325
Net utilization of reversal	(37,202)
Accrued liabilities, ending	113,451
Social security
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities, beginning	62,574
Additions	10,333
Accrued charges	3,121
Net utilization of reversal	(1,506)
Accrued liabilities, ending	74,522
Labor
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities, beginning	485,422
Additions	42,400
Accrued charges	33,330
Net utilization of reversal	(109,979)
Accrued liabilities, ending	451,173
Civil
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities, beginning	137,857
Additions	3,496
Accrued charges	11,681
Net utilization of reversal	(4,822)
Accrued liabilities, ending	148,212
Environmental
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities, beginning	7,716
Additions	33,549
Accrued charges	221
Net utilization of reversal	(3,753)
Accrued liabilities, ending	R$ 37,733